Note 14 - Income Taxes (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets, Net	$ 991	$ 1,219
Deferred Tax Assets, Valuation Allowance	$ 0